Note 11 - Income Taxes (Details Textual) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Nov. 09, 2017 USD ($) $ / shares	Apr. 20, 2017 USD ($) $ / shares
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%
Deferred Tax Assets, Valuation Allowance	¥ 25,912	¥ 25,334
Operating Loss Carryforwards	150,373	112,011
Tax Loss Carried Forward Expired and Cancelled	13,284	29,431	¥ 4,251
Income Tax Reconciliation Income Tax Rate Differentials	¥ 826	¥ 4,089	¥ 44,381
Earnings Per Share, Basic and Diluted, Adjustment Without Tax Exempemption | ¥ / shares	¥ 0	¥ 0	¥ 0.04
Undistributed Earnings of Domestic Subsidiaries	¥ 2,209,904	¥ 2,058,189
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Domestic Subsidiaries	220,990	205,819
Dividends Payable, Amount Per Share | $ / shares				$ 0.01	$ 0.006
Dividends Payable, Amount Per American Depositary Share | $ / shares				$ 0.20	$ 0.12
Dividends Payable | $				$ 12,700	$ 7,400
Deferred Tax Liabilities, Dividend Withholding Taxes	16,800
Carryforward Expiring December 31, 2018 [Member]
Operating Loss Carryforwards	15,744
Carryforward Expiring December 31, 2019 [Member]
Operating Loss Carryforwards	13,925
Carryforward Expiring December 31, 2020 [Member]
Operating Loss Carryforwards	21,187
Carryforward Expiring December 31, 2021 [Member]
Operating Loss Carryforwards	21,147
Carryforward Expiring December 31, 2022 [Member]
Operating Loss Carryforwards	40,008
PRC [Member]
Underpayment of Income Tax Liability Sepcial Circumstance Threshold	¥ 100
State Administration of Taxation, China [Member]
Income Tax Reduction Percentage Following Exemption Period	50.00%
Income Tax Reduction Period	3 years
State Administration of Taxation, China [Member] | Fanhua Software [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	0.00%	12.50%	12.50%
State Administration of Taxation, China [Member] | Huazhong [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	12.50%	0.00%	0.00%
State Administration of Taxation, China [Member] | Ying Si Kang [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	12.50%	12.50%	0.00%
HONG KONG
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%	16.50%	16.50%